Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets	Dec. 31, 2023
Land use right [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	50 years
Software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	18 years
Software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	65 years
Non-patent technology [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	1 year
Non-patent technology [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	3 years
Patents [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	2 years
Patents [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	10 years
License [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives year	20 years